Federal Home Loan Bank Advances - Scheduled Payments for Next Five Years (Detail)	Dec. 31, 2016 USD ($)
Banking and Thrift [Abstract]
2017	$ 0
2018	20,000,000
2019	0
2020	0
2021	$ 0